Derivative Liabilities (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Beginning balance	$ 106,176	$ 3,074,504	$ 1,573,859
Issuances in derivative value due to new security issuances of notes		4,614,714	5,352,404
Issuances in derivative value due to vesting of non-employee warrants		26,969	485,700
Issuances in derivative value due to allonges			118,633
Adjustment to derivative liability due to debt repayment		(40,511)	(129,139)
Adjustment to derivative liability due to debt conversion		(3,152,786)	(3,361,772)
Adjustment to derivative liability due to note conversion into equity		(7,923,875)
Adjustment to derivative liability due to warrant cancellation		(176,555)	(1,318)
Adjustment to derivative liability due to warrant exercises		(55,546)
Change in fair value of derivative liabilities	(30,079)	3,739,262	(963,863)
Ending balance	$ 76,097	$ 106,176	$ 3,074,504